Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Goodwill [Abstract]
Summary of Goodwill
Balance, December 31, 2017	$205,167
Impairment charge	(207,544)
Exchange adjustment	2,377
Balance, December 31, 2018 and 2019	$—